Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			16 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Noncontrolling Interest	Dec. 31, 2013 Customer Concentration Risk [Member]	Dec. 31, 2012 Customer Concentration Risk [Member]	Dec. 31, 2011 Customer Concentration Risk [Member]	Dec. 31, 2013 Service revenues	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Accounting Policies [Line Items]
Percentage of ownership interest in equity method investment				50.00%					20.00%	50.00%
Impairment loss on equity method investments		$ 4,487
Percentage of deposits placed with two commercial banks in PRC	90.70%
Revenues generated from customers that individually represent greater than 10% of the total revenues	88,447	90,244	100,540
Impairment loss of an intangible asset
Impairment loss on goodwill
Guarantees for quality of smart cards, term									1 year	3 years
SI service, final acceptance period after issuance of preliminary acceptance									6 months	1 year
SI service, offer of free PC for majority of contracts, period									1 year
CA systems, estimated useful life	5 years
Amortization of deferred costs	456	688	535
Percentage of value added tax based on revenue	17.00%							6.00%
Percentage of value added tax to be refunded	14.00%
Government subsidy income	$ 620	$ 351	$ 168